UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22323

Nuveen Enhanced Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Enhanced Municipal Value Fund (NEV)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.7%
$ 2,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA+	$ 1,888,840
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
	Arizona – 3.2%
2,000	Arizona State, Certificates of Participation, Series 2010A, 5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA+	2,098,000
2,500	Festival Ranch Community Facilities District, Town of Buckeye, Arizona, District General	7/19 at 100.00	BBB+	2,527,725
	Obligation Bonds, Series 2009, 6.500%, 7/15/31
320	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	300,288
	2008, 7.000%, 12/01/27
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
50	5.000%, 12/01/32	No Opt. Call	A	45,420
2,120	5.000%, 12/01/37	No Opt. Call	A	1,905,435
1,924	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,569,541
	2005, 6.000%, 7/01/30
8,914	Total Arizona			8,446,409
	California – 17.9%
1,000	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	846,630
	Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/19 at 100.00	AA	5,122,850
	2009F-1, 5.000%, 4/01/34
920	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	No Opt. Call	Aa1	1,111,277
	Tender Option Bond Trust 3144, 12.129%, 10/01/16 (IF)
2,040	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	2,308,811
	Tender Option Bond Trust 3878, 24.822%, 10/01/33 (IF) (4)
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option
	Bond Trust 3248:
1,700	25.245%, 2/15/23 (IF)	8/20 at 100.00	AA–	2,170,475
300	25.245%, 2/15/23 (IF)	8/20 at 100.00	AA–	383,025
1,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	972,500
	Institutes, Series 2001, 5.250%, 10/01/34
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,085,870
	2009, 8.000%, 11/01/29
500	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB	500,275
	of the West, Series 2010, 5.750%, 10/01/25
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	423,016
	Subordinate Series 2011A, 7.000%, 12/01/36
275	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/16 at 100.00	AA	278,517
	of Participation, Series 2006A, 5.000%, 7/01/32 – NPFG Insured
490	Etiwanda School District, California, Coyote Canyon Community Facilties District 2004-1	9/19 at 100.00	N/R	494,557
	Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32
845	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series	9/17 at 100.00	N/R	811,614
	2007A, 5.000%, 9/01/23 – AMBAC Insured
880	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series	9/20 at 100.00	A–	872,978
	2010A, 5.250%, 9/01/24
3,030	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	2,810,931
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – AGC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,055	5.750%, 6/01/47	6/17 at 100.00	Baa3	3,034,640
1,000	5.125%, 6/01/47	6/17 at 100.00	Baa3	673,890
2,550	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aa2	3,885,588
	3253, 32.794%, 1/15/19 (IF)
200	Jurupa Public Financing Authority, California,Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AA+	192,866
	5.000%, 9/01/33
1,710	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/18 at 100.00	Aa1	1,949,674
	Bonds, Tender Option Bond Trust 3237, 25.189%, 8/01/27 (IF)
1,600	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	1,496,960
	Lease Revenue Bonds, Community Development Properties Los ANgeles County Inc., Tender Option
	Bond Trust Series 2011-23B, 23.857%, 9/01/42 (IF) (4)
525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	546,761
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/31
100	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	101,266
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%,
	12/01/24 (Alternative Minimum Tax)
1,080	National City Community Development Commission, San Diego County, California, Redevelopment	8/21 at 100.00	A–	1,118,459
	Project Tax Allocation Bonds, Series 2011, 7.000%, 8/01/32
1,165	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	1,200,987
	Project, Series 2011, 6.750%, 9/01/40
1,455	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation,	No Opt. Call	BB	1,395,636
	Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25
265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	267,496
	6.750%, 11/01/39
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	244,900
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay North Redevelopment Project, Series 2011C:
500	6.500%, 8/01/27	2/21 at 100.00	A–	513,720
700	6.750%, 8/01/33	2/21 at 100.00	A–	735,287
500	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB	514,005
	Mission Bay South Redevelopment Project, Series 2011D, 6.625%, 8/01/27
360	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	380,848
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
1,000	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	AA–	1,011,150
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
2,400	Semitrophic Improvement District of Semitrophic Water Storage Dustrict, Kern County,	No Opt. Call	AA–	2,624,520
	California, Revenue Bonds, Tender Option Bond Trust 3584, 22.029%, 6/01/17 (IF) (4)
3,110	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/17 at 100.00	AA+	3,110,778
	Series 2007, 5.000%, 8/01/31 – AGM Insured
500	Tustin Community Redevelopment Agency, California, MCAS Project Area Tax Allocation Bonds,	9/18 at 102.00	A	437,565
	Series 2010, 5.000%, 9/01/35
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project,	6/21 at 100.00	A	1,057,749
	Series 2011A, 6.500%, 12/01/28
1,020	Western Placer Unified School District, Placer County, California, Certificates of	8/19 at 100.00	AA+	981,638
	Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured
46,470	Total California			47,669,709
	Colorado – 4.7%
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown	7/19 at 100.00	N/R	975,710
	Pointe Academy of Westminster Project, Chartered Through Adams County School District 50,
	Series 2009, 5.000%, 7/15/39
2,090	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of	12/15 at 100.00	N/R	1,857,488
	Evergreen, Series 2005A, 6.500%, 12/01/35
965	Colorado Housing and Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle	10/11 at 100.00	N/R	930,057
	Highlands Apartments Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured (Alternative
	Minimum Tax)
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
11	0.000%, 4/21/14 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	12,954
49	0.000%, 4/21/14 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	4,900
250	6.200%, 4/01/16 (Alternative Minimum Tax) (5) (6) (7)	No Opt. Call	N/R	103,000
2,000	Conservatory Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax	12/17 at 100.00	N/R	1,470,160
	Bonds, Series 2007, 5.125%, 12/01/37 – RAAI Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003:
1,000	7.600%, 12/01/16	6/14 at 101.00	N/R	1,003,760
500	7.700%, 12/01/17	6/14 at 101.00	N/R	501,625
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs
	Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A	505,604
4,030	6.500%, 11/15/38 (4)	No Opt. Call	A	4,437,393
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	805,204
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
13,185	Total Colorado			12,607,855
	Connecticut – 0.9%
915	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	949,212
	7.750%, 1/01/43
1,250	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,364,313
	Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22
2,165	Total Connecticut			2,313,525
	Delaware – 0.8%
2,035	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington	No Opt. Call	N/R	2,035,224
	Housing Authority-Lincoln Towers Project, Seies 2011, 5.750%, 7/15/16
	District of Columbia – 0.7%
400	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/11 at 101.00	BBB	391,016
	Series 2001, 6.750%, 5/15/40
1,500	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc.,	3/21 at 100.00	BBB–	1,506,180
	Series 2011, 6.375%, 3/01/31
1,900	Total District of Columbia			1,897,196
	Florida – 7.0%
1,935	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	1,474,141
	Bonds, Series 2006A, 5.125%, 5/01/38
980	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	943,720
	6.625%, 5/01/34
4,045	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2009-2,	7/19 at 100.00	AA+	4,069,917
	4.650%, 7/01/29
1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/20 at 100.00	A	1,035,130
	Hospital, Series 2010A, 6.000%, 8/01/30
1,625	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	1,634,214
	2010A-1, 5.375%, 10/01/35
1,460	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA+	1,454,817
	5.000%, 10/01/35 – AGM Insured
3,660	Miami-Dade County, Florida, Capital Asset Acquisition Special Obligation Bonds, Series 2009A,	4/19 at 100.00	AA+	3,713,033
	5.125%, 4/01/34 – AGC Insured
2,000	Mid-Bay Bridge Authority, Florida, Springing Lien Revenue Bonds, Series 2011, 7.250%, 10/01/40	10/21 at 100.00	BBB–	2,043,840
1,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA+	1,006,760
	5.375%, 10/01/40
435	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	392,905
	5.875%, 5/01/22
1,200	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	732,732
	6.650%, 5/01/40
19,340	Total Florida			18,501,209
	Georgia – 7.2%
12,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010C, 5.250%, 1/01/30 –	1/21 at 100.00	AA+	12,651,480
	AGM Insured (UB)
750	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	N/R	776,618
	7.500%, 1/01/31
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	1/19 at 100.00	N/R	1,024,500
	6.750%, 1/01/20
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,452,675
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
2,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	CCC+	2,686,025
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
250	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	10/11 at 100.00	BBB–	250,020
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)
150	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	150,143
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/22	No Opt. Call	A	88,251
17,990	Total Georgia			19,079,712
	Illinois – 11.1%
2,500	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,	12/11 at 100.00	N/R	2,500,825
	8.500%, 6/15/23
2,000	Chicago, Illinois, Chicago O’Hare International Airport Special Facility Revenue Refunding	12/12 at 100.00	Caa2	1,588,160
	Bonds, American Air Lines, Inc. Project, Series 2007, 5.500%, 12/01/30
2,000	Grundy County School District 54 Morris, Illinois, General Obligation Bonds, Refunding Series	12/21 at 100.00	AA+	2,248,000
	2005, 6.000%, 12/01/24 – AGM Insured
1,460	Hoffman Estates, Illinois, General Obligation Bonds, Tender Option Bond Trust 09-28W, 26.623%,	12/18 at 100.00	AA+	1,569,339
	12/01/38 (IF) (4)
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/20 at 100.00	N/R	1,006,300
	6.125%, 5/15/27
1,000	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 65 Series 2010D-2,	5/12 at 100.00	N/R	999,540
	6.375%, 5/15/17
1,000	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011B, 5.500%, 10/01/23	4/21 at 100.00	A–	1,096,570
4,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	2,754,800
	2006A, 5.000%, 4/01/36
1,380	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care	No Opt. Call	A+	1,271,822
	Centers, Series 2010, 5.250%, 8/15/36
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	884,910
	5.500%, 5/15/26
1,975	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Tender Option Bonds	8/19 at 100.00	AA+	2,669,410
	Trust 11-16B, 27.429%, 8/15/39 (IF) (4)
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	968,530
	5.125%, 5/15/35
500	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA+	508,095
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
455	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908,	No Opt. Call	AA+	522,927
	27.125%, 8/15/19 (IF) (4)
1,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	1,029,000
	Series 2009, 6.125%, 5/15/25
500	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	503,235
	Series 2002, 5.500%, 1/01/22
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
2,685	5.250%, 1/01/30	1/16 at 100.00	B–	1,874,345
1,000	5.250%, 1/01/36	1/16 at 100.00	B–	704,920
1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	923,800
	Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
430	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge	No Opt. Call	N/R	415,273
	Lakes Project, Series 2005-1, 5.250%, 3/01/15
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	No Opt. Call	A–	1,032,910
	2010, 6.000%, 6/01/28
1,500	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental	6/17 at 103.00	N/R	1,400,610
	Health Center, Series 2007, 6.625%, 6/01/37
1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	1,016,110
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
31,385	Total Illinois			29,489,431
	Indiana – 1.3%
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	1,394,386
	Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29
2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	2,110,020
	2011, 7.750%, 9/01/31
3,395	Total Indiana			3,504,406
	Kansas – 0.5%
1,500	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	Baa3	1,394,475
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Louisiana – 0.5%
1,165	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899,	5/20 at 100.00	AA	1,248,915
	18.030%, 5/01/33 (IF)
	Massachusetts – 2.6%
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	679,575
	2010A, 5.500%, 1/01/22
915	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	942,606
	2010B, 5.500%, 1/01/23
3,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	2,496,540
	Issue, Series 2008A, 6.250%, 1/15/28 (7)
2,385	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	N/R	1,925,625
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
1,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2010C,	6/20 at 100.00	AA–	967,430
	5.000%, 12/01/30 (Alternative Minimum Tax)
7,925	Total Massachusetts			7,011,776
	Michigan – 9.8%
9,650	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2005,	No Opt. Call	AA+	9,664,572
	5.250%, 5/01/27 – AGM Insured (UB) (4)
2,865	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	AA+	2,920,008
	Series 2007, 5.000%, 5/01/32 – AGM Insured
8,000	Michigan Finance Authority, General Obligation Bonds, Detroit City School District, State Aid	No Opt. Call	SP-1	8,158,960
	Notes Series 2011A-2, 6.650%, 3/20/12
2,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	2,101,155
	Refunding Series 2009, 5.750%, 11/15/39
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender
	Option Bond Trust 3244:
2,000	24.344%, 12/01/24 (IF)	12/12 at 100.00	AA	2,105,200
535	24.255%, 12/01/24 (IF)	12/12 at 100.00	AA	563,023
585	24.222%, 12/01/24 (IF)	12/12 at 100.00	AA	615,555
25,735	Total Michigan			26,128,473
	Mississippi – 0.4%
485	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel	2/21 at 102.00	NA	471,861
	of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (7)
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/11 at 100.00	BBB	500,650
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
985	Total Mississippi			972,511
	Missouri – 0.6%
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	929,120
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
640	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	N/R	642,534
	of West County, Series 2007A, 5.375%, 9/01/21
1,640	Total Missouri			1,571,654
	Nebraska – 2.2%
2,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Tender Option	9/20 at 100.00	AA+	2,786,800
	Bonds Trust 3853, 26.688%, 3/01/33 (IF) (4)
3,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	Aa1	3,055,590
	5.000%, 2/01/43
5,000	Total Nebraska			5,842,390
	Nevada – 1.7%
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	2,025,300
	International Airport, Series 2010A, 5.000%, 7/01/30
1,670	Las Vegs, Nevada, General Obligation Bonds, Tender Option Bond Trust 3265, 32.762%,	No Opt. Call	AA	2,461,797
	4/01/17 (IF)
3,670	Total Nevada			4,487,097
	New Jersey – 0.8%
355	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/11 at 100.00	B	340,676
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
1,750	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,770,703
	5.000%, 12/01/26
2,105	Total New Jersey			2,111,379
	New York – 3.1%
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,125,949
1,225	6.250%, 7/15/40	No Opt. Call	BBB–	1,252,379
2,000	6.375%, 7/15/43	No Opt. Call	BBB–	2,048,860
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	BBB+	1,024,530
	College, Series 2011, 6.000%, 6/01/34
2,500	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	2,584,550
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	269,041
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
8,090	Total New York			8,305,309
	Ohio – 5.8%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
6,300	5.875%, 6/01/30	6/17 at 100.00	Baa3	4,956,399
3,000	5.750%, 6/01/34	6/17 at 100.00	Baa3	2,268,690
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	758,062
	Services, Improvement Series 2010A, 5.625%, 7/01/26
3,000	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	3,164,250
	2011A, 5.750%, 11/15/31
1,000	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	983,300
	Refunding & improvement Series 2010, 6.375%, 4/01/30
1,670	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust	5/19 at 100.00	AA	2,072,086
	3260, 29.668%, 5/01/29 (IF)
1,200	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,275,360
	Project, Series 2009E, 5.625%, 10/01/19
16,930	Total Ohio			15,478,147
	Oklahoma – 0.4%
1,155	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992,	10/11 at 100.00	B–	1,158,107
	7.350%, 12/01/11
	Oregon – 0.8%
185	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%,	8/11 at 100.00	BBB–	185,009
	8/01/25 (Alternative Minimum Tax)
370	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183,	10/11 at 100.00	Ba2	363,925
	5.700%, 12/01/25
1,500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993,	8/11 at 100.00	BBB–	1,501,800
	6.550%, 2/01/15
2,055	Total Oregon			2,050,734
	Pennsylvania – 5.3%
1,000	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	No Opt. Call	BB	1,075,490
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding
	Series 2009, 6.750%, 11/01/24
1,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Ba2	1,064,302
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,529,880
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,000	Hazleton Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Hazleton-Saint	10/11 at 100.00	BBB	1,000,130
	Joseph Medical Center, Series 1996, 6.200%, 7/01/26
2,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	1,965,780
	Series 2009, 7.750%, 12/15/27
1,125	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,437,503
	Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 18.029%, 8/01/38 (IF) (4)
25	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds,	2/13 at 102.00	N/R	19,204
	NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/11 at 100.00	B	867,840
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	Baa3	1,038,360
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	BBB–	1,194,480
	Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30
525	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2010-110A,	10/19 at 100.00	AA+	520,690
	4.750%, 10/01/25
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	2,241,330
	0.000%, 12/01/30
14,710	Total Pennsylvania			13,954,989
	Puerto Rico – 0.4%
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	A3	1,035,470
	5.500%, 7/01/27 – AMBAC Insured
	Tennessee – 0.3%
500	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing	12/20 at 100.00	A–	463,485
	Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30
50	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/24	No Opt. Call	Ba3	49,439
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	BBB	154,117
705	Total Tennessee			667,041
	Texas – 4.3%
2,000	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds,	8/19 at 100.00	BBB	2,049,400
	Kipp Inc., Series 2009A, 6.250%, 8/15/39
1,050	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos	5/21 at 100.00	BBB	1,101,020
	Foundation, Inc., Series 2011A, 6.500%, 5/15/31
255	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. –	10/11 at 100.00	B3	241,347
	Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)
1,800	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA	2,369,070
	11947, 24.748%, 3/01/19 (IF)
1,000	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement	11/11 at 100.00	N/R	990,080
	Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009-B2, 6.500%, 2/15/14
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	488,110
	Lien Series 2008D, 6.250%, 12/15/26
810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds,	12/19 at 100.00	Baa2	856,259
	NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,086,940
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
1,500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	1,270,530
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
5,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, Second Tier Series	8/12 at 22.71	BBB+	974,100
	2002A, 0.000%, 8/15/37 – AMBAC Insured
14,870	Total Texas			11,426,856
	Utah – 0.4%
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BBB–	936,800
	School, Series 2010A, 6.250%, 7/15/30
	Vermont – 1.1%
	Vermont Educational and Health Buildings FInancing Agency, Revenue Bonds, Vermont Law School
	Project, Series 2011A:
1,000	6.125%, 1/01/28	1/21 at 100.00	Baa2	1,040,210
1,760	6.250%, 1/01/33	1/21 at 100.00	Baa2	1,815,475
2,760	Total Vermont			2,855,685
	Virgin Islands – 0.1%
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	252,223
	Lien Series 2009A, 6.000%, 10/01/39
	Virginia – 0.5%
105	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	12/11 at 100.00	Ba2	104,995
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25 (Alternative
	Minimum Tax)
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	Baa3	1,282,000
	Series 2007B1, 5.000%, 6/01/47
2,105	Total Virginia			1,386,995
	Washington – 2.3%
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,055,660
	Research Center, Series 2009A, 6.000%, 1/01/33
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	2,000,640
	Research Center, Series 2011A, 5.375%, 1/01/31
2,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University,	10/19 at 100.00	Baa1	1,973,020
	Series 2009, 5.625%, 10/01/40
6,000	Total Washington			6,029,320
	West Virginia – 0.1%
585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	555,697
	Series 2008, 6.500%, 10/01/38
	Wisconsin – 5.1%
1,065	Milwaukee Redevelopment Authority, Wisconsin, Schlitz Park Mortgage Revenue Refunding Bonds,	10/11 at 100.00	N/R	1,048,322
	Series 1998A, 5.500%, 1/01/17 (Alternative Minimum Tax)
3,500	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 144A,	2/19 at 102.00	AA–	3,752,385
	6.500%, 2/01/31
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series	6/15 at 100.00	Baa2	995,440
	2010A, 6.000%, 6/01/30
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	N/R	466,040
	Inc., Series 2010B, 5.000%, 4/01/30
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	979,500
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 22.357%, 4/01/17 (IF) (4)
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	2,049,299
	Healthcare System, Series 2006, 5.250%, 8/15/21
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	450,194
	Services Inc., Series 2006B, 5.125%, 8/15/30
2,500	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Tender Option Bond Trust	5/19 at 100.00	AA–	3,860,649
	10B, 32.616%, 5/01/36 (IF) (4)
12,065	Total Wisconsin			13,601,829
	Wyoming – 0.8%
	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. –
	University of Wyoming Project, Series 2011:
500	6.250%, 7/01/31	7/21 at 100.00	BBB	507,349
1,600	6.500%, 7/01/43	7/21 at 100.00	BBB	1,625,599
2,100	Total Wyoming			2,132,948
$ 284,884	Total Investments (cost $269,777,054) – 105.4%			280,030,336
	Floating Rate Obligations – (6.8)%			(18,000,000)
	Other Assets Less Liabilities – 1.4% (8)			3,657,370
	Net Assets – 100%			$ 265,687,706

Investments in Derivatives
Forward Swaps outstanding at July 31, 2011:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation)
Barclays PLC	$4,000,000	Receive	3-Month USD-LIBOR	4.288%	Semi-Annually	5/30/12	5/30/41	$ (223,752)
Barclays PLC	6,500,000	Receive	3-Month USD-LIBOR	4.756	Semi-Annually	3/23/12	3/23/30	(865,444)
Morgan Stanley	5,000,000	Receive	3-Month USD-LIBOR	4.431	Semi-Annually	2/17/12	2/17/30	(465,803)
Morgan Stanley	5,000,000	Receive	3-Month USD-LIBOR	4.476	Semi-Annually	2/24/12	2/24/30	(492,021)
								$(2,047,020)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$279,909,482	$120,854	$280,030,336
Derivatives:
Forward Swaps*	—	(2,047,020)	—	(2,047,020)
Total	$ —	$277,862,462	$120,854	$277,983,316
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ 189,235
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(109,070)
Purchases at cost	40,689
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$ 120,854

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of July 31, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation		Unrealized depreciation
		on forward swaps*	$ —	on forward swaps*	$2,047,020.00
* Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of investments. Some swap contracts require a counterparty to pay or receive a premium.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, and timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $251,506,817.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$14,885,195
Depreciation	(4,361,678)
Net unrealized appreciation (depreciation) of investments	$10,523,517

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser
has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(8)	Other Assets Less Liabilities includes the Value and/or the Net Unrealized Appreciation (Depreciation) of
derivative instruments as listed within Investments in Derivatives.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Enhanced Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011